Related Party Transactions (Tables)	12 Months Ended
Jan. 31, 2020
Text block [abstract]
Summary of Benefit Expenses in Relation with Key Management Personnel
The Company incurred the following benefit expenses in relation with key management personnel:

	Years ended
	January 31, 2020	January 31, 2019
Current remuneration	$17.6	$16.1
Post-employment benefits	1.3	1.1
Termination benefits	—	0.5
Stock-based compensation expense	7.3	6.1
Total	$26.2	$23.8